Financial assets and liabilities (Details 1) $ in Thousands	Dec. 31, 2023 ARS ($)
Statement [Line Items]
Trade And Other Receivables	$ 315,877,811
To Due
Statement [Line Items]
Trade And Other Receivables	300,568,207
Less than 90 Days
Statement [Line Items]
Trade And Other Receivables	15,204,643
90 - 180 Days
Statement [Line Items]
Trade And Other Receivables	72,175
180 - 270 Days
Statement [Line Items]
Trade And Other Receivables	18,047
270 - 360 Days
Statement [Line Items]
Trade And Other Receivables	10,534
Greater than 360 Days
Statement [Line Items]
Trade And Other Receivables	$ 4,205